Income Taxes - Summary of Reconciliation of Effective Tax Rate (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Income Tax [Abstract]
Loss before income taxes	$ (56,261,922)	$ (23,021,688)	[1]
Basic combined Canadian statutory income tax rate	26.58%	26.68%
Income tax	$ (14,954,419)	$ (6,142,186)
Increase (decrease) resulting from:
Change in unrecognized deductible temporary differences	10,902,135	5,186,330
Permanent difference on impairment on goodwill	4,525,915
Non-deductible stock-based compensation	4,410,842	990,472
Difference in statutory tax rates of foreign subsidiaries	(190,567)
Other permanent differences and other	(92,566)	135,395
Total tax expense	$ 4,601,340	$ 170,011	[1]

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).